united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Changing Parameters Portfolio

Semi-Annual Report
June 30, 2017

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters, L.L.C.	A Registered Investment Advisor

An Investment Management Company

July 31, 2017

The Changing Parameters Portfolio (the “Portfolio”), a series of Northern Lights Variable Trust, began trading on October 2, 2007. The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors. When the models no longer indicate an uptrend, the Portfolio seeks to be defensive and moves into shorter-duration sectors of the bond market and/or money market instruments.

The Portfolio’s return for the 6-month period that ended June 30, 2017 was positive. For the period, investments in High Yield Corporate bond funds and a High Yield Muni bond fund had the strongest performance. Although the Federal Reserve raised the short-term interest rate, longer term rates were slightly down for the period. The Portfolio benefited from these declining interest rates and the strengthening of the overall economy. All positions were consistent with the Portfolio’s overall investment strategy. The Portfolio’s opening price for the period was $9.44 a share, and as of the end of the period it was $9.68. The Portfolio’s gain of 2.76% for the 6- month period exceeded the Bloomberg Barclays U.S. Aggregate Bond Index gain of 2.27%.

Howard Smith	Marianne Nave
Co-Portfolio Manager	Co-Portfolio Manager

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Index returns do not reflect a deduction for fees, expenses, or taxes. Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns. The value of an investment in the Portfolio and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. For more performance numbers current to the most recent month-end please call 1-866-618-3456.

Before investing, please read the Portfolio’s prospectus and shareholder reports to learn about its investment strategy and potential risks. Mutual fund investing involves risk, including loss of principal. An investor should also consider the Portfolio’s investment objective, risks, charges and expenses carefully before investing. This and other information about the Portfolio is contained in the Portfolio’s prospectus. To obtain an additional copy of the prospectus, call 1-650-327-7705. Please read the prospectus carefully before investing. The Changing Parameters Portfolio is offered through Jefferson National Life Insurance Company.

Review Code: 5535-NLD-07/25/2017

Changing Parameters Portfolio
Portfolio Performance Since Inception through June 30, 2017* (Unaudited)

Annualized Total Returns as of June 30, 2017
	Six		Annualized	Annualized	Annualized Since
	Months	One Year	Three Year	Five Year	Inception*
Changing Parameters Portfolio	2.76%	4.84%	1.88%	3.47%	0.98%
Bloomberg Barclays U.S. Aggregate Bond Index**	2.27%	(0.31)%	2.48%	2.21%	4.27%

*	The Portfolio commenced operations on October 2, 2007.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. The index was formerly known as the Barclays Capital U.S. Aggregate Bond Index and is still commonly referred to as such.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Portfolio distributions or the redemption of the Portfolio’s shares as well as other charges and expenses of the insurance contract, or separate account. As of the Portfolio’s most recent prospectus dated May 1, 2017, the Portfolio’s gross expense ratio was 4.12%. For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of June 30, 2017

% of Net
Assets
Mutual Funds
Debt Mutual Funds	88.9%
Short-Term Investment	11.1%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	MUTUAL FUNDS - 88.9%
	DEBT FUNDS - 88.9%
81,099	Eaton Vance Floating-Rate Advantaged Fund - Class I	$881,555
54,662	Ivy High Income Fund - Class I	416,523
121,019	John Hancock High Yield Fund - Class I	425,988
94,690	Nuveen High Yield Municipal Bond Fund - Class I	1,611,630
90,881	PIMCO Emerging Markets Bond Fund - Institutional Class	954,246
152,291	Principal Preferred Securities Fund - Institutional Class	1,586,872
75,538	TCW Emerging Markets Income Fund - Institutional Class	633,760
45,492	Transamerica High Yield Bond - Class I	427,171
	TOTAL MUTUAL FUNDS (Cost $6,836,299)	6,937,745

	SHORT-TERM INVESTMENT - 11.1%
	MONEY MARKET FUND - 11.1%
862,322	Federated Government Obligations Fund, Institutional 0.65% + (Cost $862,322)	862,322

	TOTAL INVESTMENTS - 100.0% (Cost $7,698,621) (a)	$7,800,067
	OTHER ASSETS LESS LIABILITIES - 0.0%	1,109
	NET ASSETS - 100.0%	$7,801,176

+	Reflects 7-day effective yield at June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,698,621 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$101,446
Unrealized depreciation:	—
Net unrealized appreciation:	$101,446

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in Securities at Value (identified cost $7,689,621)	$7,800,067
Due from Advisor	4,504
Dividends and Interest Receivable	3,387
Prepaid Expenses and Other Assets	2,800
Total Assets	7,810,758

Liabilities:
Accrued Distribution Fees	5,847
Payable to Related Parties	990
Payable for Portfolio Shares Redeemed	442
Other Accrued Expenses	2,303
Total Liabilities	9,582

Net Assets (Unlimited shares of no par value authorized; 805,805 shares of beneficial interest outstanding)	$7,801,176

Net Asset Value, Offering and Redemption Price Per Share ($7,801,176/ 805,805 shares of beneficial interest outstanding)	$9.68

Composition of Net Assets:
At June 30, 2017, Net Assets consisted of:
Paid-in capital	$7,574,811
Undistributed net investment income	235,778
Accumulated net realized loss on investments	(110,859)
Net unrealized appreciation on investments	101,446
Net Assets:	$7,801,176

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

Investment Income:
Dividend Income	$185,229
Interest Income	3,296
Total Investment Income	188,525

Expenses:
Investment Advisory Fees	58,438
Administration Fees	20,075
Distribution Fees	17,531
Fund Accounting Fees	11,267
Legal Fees	8,484
Audit Fees	7,935
Transfer Agent Fees and Expenses	7,443
Chief Compliance Officer Fees	6,778
Trustees’ Fees	5,787
Custody Fees	4,917
Printing Expenses	2,163
Interest Expense	30
Total Expenses	150,848
Less: Fees Waived by Adviser	(62,942)

Net Expenses	87,906

Net Investment Income	100,619

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain From Security Transactions	39,196
Net Change in Unrealized Appreciation/(Depreciation) of Investments	61,276
Net Realized and Unrealized Gain on Investments	100,472

Net Increase in Net Assets Resulting From Operations	$201,091

See accompanying notes to financial statements.

Changing Parameters Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	June 30, 2017	Ended
	(Unaudited)	December 31, 2016
Operations:
Net Investment Income	$100,619	$139,990
Net Realized Gain on Security Transactions	39,196	841,486
Net Change in Unrealized Appreciation (Depreciation) of Investments	61,276	(6,220)
Net Increase in Net Assets Resulting From Operations	201,091	975,256

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.08 per share, respectively)	—	(63,844)
Net Decrease in Net Assets From Distributions to Shareholders	—	(63,844)

Beneficial Interest Transactions:
Proceeds from Shares Issued (12,838 and 127,513 shares, respectively)	122,106	1,152,716
Distributions Reinvested (0 and 6,806 shares, respectively)	—	63,844
Cost of Shares Redeemed (29,555 and 678,065 shares, respectively)	(283,378)	(6,298,079)
Net Decrease in Net Assets From Shares of Beneficial Interest	(161,272)	(5,081,519)

Increase (Decrease) in Net Assets	39,819	(4,170,107)

Net Assets:
Beginning of Period	7,761,357	11,931,464
End of Period *	$7,801,176	$7,761,357

*Includes Undistributed Net Investment Income at End of Period	$235,778	$135,159

See accompanying notes to financial statements.

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

			For the Year		For the Year		For the Year		For the Year		For the Year
	For the Six		Ended		Ended		Ended		Ended		Ended
	Months Ended		December 31,		December 31,		December 31,		December 31,		December 31,
	June 30, 2017		2016		2015		2014		2013		2012
	(Unaudited)

Net Asset Value, Beginning of Period	$9.44		$8.73		$9.17		$9.22		$9.31		$8.69
Increase (Decrease) From Operations:
Net investment income (a)	0.12		0.13		0.04		0.16		0.18		0.31
Net realized and unrealized gain (loss) on investments	0.12		0.66		(0.28)		(0.03)		0.04		0.48
Total from operations	0.24		0.79		(0.24)		0.13		0.22		0.79
Less Distributions:
From net investment income	—		(0.08)		(0.20)		(0.18)		(0.31)		(0.17)
Total Distributions	—		(0.08)		(0.20)		(0.18)		(0.31)		(0.17)
Net Asset Value, End of Period	$9.68		$9.44		$8.73		$9.17		$9.22		$9.31
Total Return (b)	2.76	% (k)	9.03%		(2.57)%		1.41%		2.33%		9.12%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,801		$7,761		$11,931		$15,099		$15,357		$14,637
Ratio of expenses to average net assets:
Before expense reimbursement (c)	3.86	% (j)	3.56	% (i)	3.10	% (h)	2.94	% (g)	2.82	% (f)	2.88	% (e)
Net of expense reimbursement (c)	2.25	% (j)	2.37	% (i)	2.37	% (h)	2.35	% (g)	2.28	% (f)	2.26	% (e)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement (c,d)	0.96	% (j)	0.18	% (i)	(0.26	)% (h)	1.14	% (g)	1.40	% (f)	2.82	% (e)
Net of expense reimbursement (c,d)	2.57	% (j)	1.37	% (i)	0.48	% (h)	1.73	% (g)	1.94	% (f)	3.44	% (e)
Portfolio turnover rate	72	% (k)	494%		700%		464%		396%		162%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(c)	Does not reflect the expenses of the underlying funds in which the Portfolio invests.

(d)	Timing of net investment income is affected by the timing of the distributions of the underlying funds in which the Portfolio invests.

(e)	Includes 0.01% for the year ended December 31, 2012 attributed to margin interest expense.

(f)	Includes 0.03% for the year ended December 31, 2013, attributed to margin interest expense and line of credit fees.

(g)	Includes 0.10% for the year ended December 31, 2014, attributed to margin interest expense and line of credit fees.

(h)	Includes 0.12% for the year ended December 31, 2015, attributed to margin interest expense and line of credit fees.

(i)	Includes 0.12% for the year ended December 31, 2016, attributed to margin interest expense and line of credit fees.

(j)	Annualized.

(k)	Not annualized.

See accompanying notes to financial statements.

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2017

1.	ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via from each of these groups. For example, fair value determinations are required for the following securities: securities for which market quotations are insufficient or not readily available on a particular business day securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from adviser based upon the current bid for the security from two or more independent dealers or other parties familiar with the facts and circumstances of the security (who should take into consideration all relevant factors may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such dealers or other independent parties, the fair value team shall determine the fair value of such security using following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or either directly or indirectly. These inputs may include quoted prices for the identical instrument in an market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of including, for example, the type of security, whether the security is new and not yet established in the the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based models or inputs that are less observable or unobservable in the market, the determination of fair value requires judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,937,745	$—	$—	$6,937,745
Short-Term Investment	862,322	—	—	862,322
Total	$7,800,067	$—	$—	$7,800,067

The Portfolio did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Portfolio’s policy to recognize transfers into and out of any Level 1 and Level 2 at the end of the reporting period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”). ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income and net realized gains, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2014 – 2016 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years, nor are any such benefits expected to be taken in the Portfolio’s 2017 tax returns. The Portfolio has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Portfolio will declare and pay net realized capital gains, if any, annually also recorded on the ex-date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolio, and Changing Parameters, LLC (the “Adviser”) (the “Advisory Agreement”), investment advisory services are provided to the Portfolio. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the six months ended June 30, 2017, the Adviser earned $58,438 in advisory fees.

The Adviser has contractually agreed, at least until April 30, 2018, to limit the Portfolio’s total operating expenses (other than any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%. For the six months ended June 30, 2017, the Adviser waived advisory fees totaling $58,438 and reimbursed $4,504. Cumulative fees or expenses subject to recapture pursuant to the aforementioned conditions amounted to $312,418 at December 31, 2016, and will expire within three years of reimbursement on December 31 of the following years: 2017- $91,275; 2018 - $99,798; 2019 - $121,345. However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.

In addition, certain affiliates of GFS provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolios. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolio.

4.	DISTRIBUTION PLAN

The Board, on behalf of the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company for distribution and promotional activities and services.

Changing Parameters Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

5.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,842,661 and $4,967,322, respectively.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, Jefferson National Life Insurance Company held 100% of the voting securities of the Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2016	December 31, 2015
Ordinary Income	$63,844	$268,197
	$63,844	$268,197

As of December 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$139,203	$—	$—	$(150,055)	$(4,044)	$40,170	$25,274

The difference between book basis and tax basis undistributed net investment income is primarily attributable to the unamortized portion of organizational expenses for tax purposes.

At December 31, 2016, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring 2018	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$150,055	$—	$—	$150,055

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Changing Parameters Portfolio
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
June 30, 2017

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid During
	Account Value	Ending Account	the Period*
	(1/1/17)	Value (6/30/17)	(1/1/17 to 6/30/17)

Actual	$1,000.00	$1,027.60	$11.31
Hypothetical
(5% return before expenses)	$1,000.00	$1,013.64	$11.23

*	Expenses Paid During the Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six-month period June 30, 2017).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●   open an account or deposit money

●   direct us to buy securities or direct us to sell your securities

●   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●   affiliates from using your information to market to you.

●   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

Investment Adviser
Changing Parameters, LLC
171 Main St., Suite 260
Los Altos, CA 94022

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Portfolio used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/17